Business Combination - Summary Of Common Stock Issued In Consummation Of Business Combination (Details)	9 Months Ended
Sep. 30, 2021 shares
Blue Water shares outstanding prior to the Business Combination
Blue Water shares outstanding prior to the Business Combination	4,901,564
Total shares of the Company's common stock outstanding immediately following the Business Combination	21,725,817
Business Combination [Member]
Blue Water shares outstanding prior to the Business Combination
Blue Water shares outstanding prior to the Business Combination	3,839,468
Conversion of Old Clarus convertible notes	8,529,846
Conversion of additional capital provided by Old Clarus convertible note and senior note holders	2,549,939
Conversion of Senior Secured Note principal and royalty rights for common stock	1,905,000
Total shares of the Company's common stock outstanding immediately following the Business Combination	21,725,817
Business Combination [Member] | Series D Preferred Stock [Member]
Blue Water shares outstanding prior to the Business Combination
Conversion of Old Clarus Series D Preferred Stock	4,901,564